Third party reinsurance (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Third party reinsurance
Reinsurance recoverable on paid losses	$ 29.8	$ 17.5	$ 17.1
Reinsurance recoverable on unpaid losses	$ 349.0	$ 319.7	$ 291.5